Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Y Age	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans	28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits	20
Defined benefit plan, accumulated benefit obligation	¥ 1,987,894	¥ 2,017,742
Net actuarial loss	7,734
Transition obligation	123
Prior service cost	(4,702)
Weighted-average target allocations, domestic bonds		53.00%
Weighted-average target allocations, domestic stocks		13.00%
Weighted-average target allocations, foreign bonds		10.00%
Weighted-average target allocations, foreign stocks		10.00%
Weighted-average target allocations, life insurance company general accounts		14.00%
Defined benefit plan, fair value of domestic stocks	2,701	3,020
Defined benefit plan, domestic stocks percentage	0.20%	0.30%
Defined benefit plan, estimated future employer contributions in 2013	39,870
Multi-employer plan, period contributions	124,405	122,215	121,025
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	1,355,816	1,255,295
Net actuarial loss	15,265
Prior service cost	(1,781)
Weighted-average target allocations, domestic bonds	47.70%
Weighted-average target allocations, domestic stocks	20.90%
Weighted-average target allocations, foreign bonds	10.00%
Weighted-average target allocations, foreign stocks	14.40%
Weighted-average target allocations, life insurance company general accounts	7.00%
Defined benefit plan, fair value of domestic stocks	4,473	4,727
Defined benefit plan, domestic stocks percentage	0.50%	0.50%
Defined benefit plan, estimated future employer contributions in 2013	7,094
Multi-employer plan, period contributions	¥ 47,113	¥ 50,574	¥ 55,070